Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Capital
Common Equity Tier 1 Capital	$ 47,804	$ 46,578
Net Tier 1 Capital	52,437	51,304
Total regulatory capital	61,392	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	420,694	421,185
Leverage exposures	$ 1,300,001	$ 1,230,648
Capital ratios
Common Equity Tier 1 Capital ratio	11.40%	11.10%
Tier 1 capital ratio	12.50%	12.20%
Total capital ratio	14.60%	14.20%
Leverage ratio	4.00%	4.20%